Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Cash and cash equivalents
Bank balances	$ 32,372	$ 42	$ 955
Cash and cash equivalents	$ 32,372	$ 42	$ 955	$ 955